Accounts Receivable, Net (Details) - Schedule of Allowance of Credit Loss - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Schedule of Allowance of Credit Loss [Abstract]
Balance at beginning of the year	$ 395,796	$ 4,780
Adoption of ASC 326	(395,237)
Addition	120,458	404,595
Write-off
Foreign exchange translation	3,918	(13,579)
Balance at end of the year	$ 124,935	$ 395,796